Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2018	2017

Indirect taxes	$667	$980
Grant receivables	10	740
Prepaid expenses and advances to suppliers	752	460
Others	337	505

	$1,766	$2,685